Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2020
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2020
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Sep. 30, 2020
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund | Class A2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTUX